Loans	12 Months Ended
Dec. 31, 2025
Loans

Note 17 – Loans

A.	Composition of long-term loans from banks:

NIS in thousands
Long-term credit from banks	59,460
Current maturities of long-term loans	47,042
106,502

B.	Information on material loans

	Original loan amount	Interest rate	Loans period (years)	December 31, 2024
	NIS thousands			NIS thousands
Long-term material loans from bank	132,000	Prime rate plus a spread of 1.5%-2.56%	1.5-5.5	97,852
Less current maturities				(40,237)
Total				57,615

Short-term material loans from bank	44,500	Prime rate plus a spread of 1.5%-2.5%		44,367